UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        July 10, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         45
Form 13F Information Table Value Total:   $137,162
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                      TITLE
                                       OF               VALUE   SHRS OR            INVESTMENT         VOTING AUTHORITY
NAME OF ISSUER                        CLASS   CUSIP   (X$1000)  PRN AMT   SH/ PRN  DISCRETION   SOLE   SHARED   NONE
EXXON MOBIL CORPORATION              COM    30231G102      8236   117,812   SH        SOLE                     117,812
BHP BILLITON LTD - SPON ADR          ADR    088606108      6360   116,200   SH        SOLE                     116,200
UNION PACIFIC CORPORATION            COM    907818108      6247   120,000   SH        SOLE                     120,000
WAL-MART STORES                      COM    931142103      5872   121,224   SH        SOLE                     121,224
PEPSICO INCORPORATED                 COM    713448108      5496   100,000   SH        SOLE                     100,000
BERKSHIRE HATHAWAY                   COM    084670108      5400        60   SH        SOLE                          60
INTERNATIONAL BUSINESS MACHINE       COM    459200101      5252    50,300   SH        SOLE                      50,300
SCHLUMBERGER LTD                     COM    806857108      4599    85,000   SH        SOLE                      85,000
ABBOTT LABS                          COM    002824100      4370    92,900   SH        SOLE                      92,900
ORACLE CORP                          COM    68389X105      4284   200,000   SH        SOLE                     200,000
INTEL CORP                           COM    458140100      4065   245,600   SH        SOLE                     245,600
CATERPILLAR TRACTOR CO               COM    149123101      3965   120,000   SH        SOLE                     120,000
PROCTER & GAMBLE CO                  COM    742718109      3679    72,000   SH        SOLE                      72,000
EMERSON ELECTRIC CO                  COM    291011104      3515   108,500   SH        SOLE                     108,500
KIMBERLY CLARK CORPORATION           COM    494368103      3387    64,600   SH        SOLE                      64,600
COVIDIEN LTD                         COM    G2554F105      3385    90,400   SH        SOLE                      90,400
CISCO SYSTEMS INC                    COM    17275R102      3185   170,800   SH        SOLE                     170,800
ROYAL DUTCH SHELL PLC - ADR A        ADR    780259206      3162    63,000   SH        SOLE                      63,000
BP P.L.C.                            ADR    055622104      3055    64,082   SH        SOLE                      64,082
3M COMPANY                           COM    88579Y101      3005    50,000   SH        SOLE                      50,000
MEDCO HEALTH SOLUTIONS INC           COM    58405U102      2919    64,000   SH        SOLE                      64,000
AMETEK INC                           COM    031100100      2877    83,200   SH        SOLE                      83,200
MICROSOFT CORP.                      COM    594918104      2852   120,000   SH        SOLE                     120,000
HOSPIRA INC                          COM    441060100      2619    68,000   SH        SOLE                      68,000
ENBRIDGE INC.                        COM    29250N105      2570    74,000   SH        SOLE                      74,000
TARGET CORP                          COM    87612E106      2487    63,000   SH        SOLE                      63,000
ILLINOIS TOOL WORKS                  COM    452308109      2464    66,000   SH        SOLE                      66,000
COCA-COLA COMPANY                    COM    191216100      2246    46,800   SH        SOLE                      46,800
GENERAL ELECTRIC COMPANY             COM    369604103      2110   180,000   SH        SOLE                     180,000
LOWE'S CORP                          COM    548661107      2019   104,000   SH        SOLE                     104,000
AMERICAN EXPRESS COMPANY             COM    025816109      1906    82,000   SH        SOLE                      82,000
ENBRIDGE ENERGY MANAGEMENT LLC       COM    29250X103      1855    51,182   SH        SOLE                      51,182
GLAXOSMITHKLINE PLC                  ADR    37733W105      1767    50,000   SH        SOLE                      50,000
AMERIPRISE FINANCIAL INC             COM    03076C106      1747    72,000   SH        SOLE                      72,000
KOHL'S CORP                          COM    500255104      1710    40,000   SH        SOLE                      40,000
PRAXAIR INC                          COM    74005P104      1635    23,000   SH        SOLE                      23,000
WALGREENS                            COM    931422109      1558    53,000   SH        SOLE                      53,000
HSBC HOLDINGS PLC-SPONS ADR          ADR    404280406      1545    37,000   SH        SOLE                      37,000
MERCK & CO.                          COM    589331107      1398    50,000   SH        SOLE                      50,000
JM SMUCKER CO                        COM    832696405      1309    26,900   SH        SOLE                      26,900
BRISTOL-MYERS SQUIBB CO              COM    110122108      1300    64,000   SH        SOLE                      64,000
DEVRY INC                            COM    251893103      1036    20,700   SH        SOLE                      20,700
WEATHERFORD INTERNATIONAL            COM    H27013103       962    49,200   SH        SOLE                      49,200
ELECTRONIC ARTS INC                  COM    285512109       877    40,400   SH        SOLE                      40,400
BANK OF AMERICA CORP                 COM    060505104       873    66,118   SH        SOLE                      66,118

GRAND TOTALS                                            137,162 3,646,978


